Average Annual Total Returns - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIP Investment Grade Bond Portfolio	Apr. 29, 2023
VIP Investment Grade Bond Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.96%)
Past 5 years	0.61%
Past 10 years	1.50%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%